Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Capital Commitments [Line Items]
Capital commitments	$ 564	$ 122
1 year
Capital Commitments [Line Items]
Capital commitments	400	102
Joint ventures
Capital Commitments [Line Items]
Capital commitments	69	52
Joint ventures | 1 year
Capital Commitments [Line Items]
Capital commitments	$ 52	$ 51